ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2014
Business Acquisition [Line Items]
Schedule of Calculation of Business Acquisition Purchase Price
Under these accounting standards, the total purchase price has been calculated as follows:

Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,524,000
Closing price per share of Perion's ordinary shares on January 2, 2014 (Closing Date)	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:

	$	Estimated Useful Life
Amortizable intangible assets:
Acquired technology	28,390	3-5 years
In process research and development	8,100	*
Tradename and other	13,440	4-11 years
Net tangible assets assumed	4,576
Deferred tax liabilities	(7,591)

Net assets acquired	46,915
Goodwill	118,880

Total fair value considerations	165,795

* Will be determined upon completion of the development

Schedule of Pro Forma Financial Information
Six Months Ended June 30, 2013
Unaudited

Revenues	212,455
Net income from continuing operations	46,889
Net loss from discontinued operations	(14,901)

Net income from continuing operations per ordinary share:
Basic	$0.71
Diluted	$0.70
Net income from discontinued operations per ordinary share:
Basic	$(0.22)
Diluted	$(0.22)